STOCK-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2005 Equity Incentive Plan [Member]	Feb. 28, 2005 2005 Equity Incentive Plan [Member]	Dec. 31, 2012 2008 Employees and Directors Commitment Stock Option Plan [Member]	Dec. 31, 2008 2008 Employees and Directors Commitment Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance					1,500,000		1,500,000
Options available for future grants	2,373,989
Stock Option Activity, Number
Outstanding, Beginning Balance
Granted	210,000			210,000
Exercised
Forfeited/Expired
Outstanding, Ending Balance	210,000
Stock Option Activity, Weighted Average Exercise Price
Outstanding, Beginning Balance
Granted	$ 1.05					$ 1.05
Exercised
Forfeited/Expired
Outstanding, Ending Balance	$ 1.05
Stock Option Activity, Additional Disclosures
Weighted Average Remaining Contractual Term	4 years 3 months 29 days
Intrinsic Value, Beginning Balance
Intrinsic Value, Ending Balance
Unrecognized compensation cost related to stock options granted	54
Unrecognized compensation cost, recognition period	16 months
Share-based compensation expense	$ 63